Related party balances and transactions (Related party balances) (Balances due from related parties) (Detail) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Provision made on receivable balances from related parties	¥ 0	¥ 0
Due from related party	1,487,762,000	2,100,492,000
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	464,087,000	1,010,023,000
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due from related party	0	2,850,000
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Due from related party	106,251,000	122,775,000
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	125,288,000	125,777,000
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Due from related party	¥ 792,136,000	¥ 839,067,000